Reinsurance (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 years reinsurers	Dec. 31, 2011	Dec. 31, 2010
Reinsurance Disclosures [Abstract]
Reinsurance recoveries	$ 98	$ 83	$ 66
Reinsurance recoverables related to these obligations	919.0	1,000.0	1,000.0
Carrying value of reinsurance recoverables associated with number of reinsurers	869.0
Number of reinsurers with reinsurance recoverables	3
Length of reinsurance agreement with unrelated insurer (in years)	3
Collateralized Excess Of Loss On Reinsurance Coverage	$ 540	$ 390